Other Comprehensive Income (Loss) (Components of other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Comprehensive Income (Loss)
Translation adjustments arising during the period, Pre-tax amount	¥ (88,016)	¥ (21,186)	¥ (116,738)
Translation adjustments arising during the period, Tax expense
Translation adjustments arising during the period, Net-of-tax amount	(88,016)	(21,186)	(116,738)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	2,001	10,129	3,938
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	2,001	10,129	3,938
Net translation adjustments, Pre-tax amount	(86,015)	(11,057)	(112,800)
Net translation adjustments, Tax expense
Net translation adjustments, Net-of-tax amount	(86,015)	(11,057)	(112,800)
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(53,060)	88,042	(167,397)
Unrealized holding gains (losses) arising during the period, Tax expense	21,554	(36,356)	67,907
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(31,506)	51,686	(99,490)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	14,645	(703)	73,075
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	(5,928)	280	(29,590)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	8,717	(423)	43,485
Net unrealized gains (losses), Pre-tax amount	(38,415)	87,339	(94,322)
Net unrealized gains (losses), Tax expense	15,626	(36,076)	38,317
Net unrealized gains (losses), Net-of-tax amount	(22,789)	51,263	(56,005)
Unrealized holding gains (losses) arising during the period, Pre-tax amount	16,125	4,607	(4,043)
Unrealized holding gains (losses) arising during the period, Tax expense	(7,364)	(1,543)	1,565
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	8,761	3,064	(2,478)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Pre-tax amount	(12,947)	4,657	(10,855)
Less: Reclassification adjustment for (gains) losses included in net income (loss), Tax expense	5,174	(1,560)	4,118
Less: Reclassification adjustment for (gains) losses included in net income (loss), Net-of-tax amount	(7,773)	3,097	(6,737)
Net unrealized gains (losses), Pre-tax amount	3,178	9,264	(14,898)
Net unrealized gains (losses), Tax expense	(2,190)	(3,103)	5,683
Net unrealized gains (losses), Net-of-tax amount	988	6,161	(9,215)
Prior service benefit arising during the period, Pre-tax amount			345
Prior service benefit arising during the period, Tax expense			(140)
Prior service benefit arising during the period, Net-of-tax amount			205
Less: Amortization of prior service benefit included in net periodic benefit cost, Pre-tax amount	(23,803)	(23,947)	(22,727)
Less: Amortization of prior service benefit included in net periodic benefit cost, Tax expense	10,077	8,962	7,742
Less: Amortization of prior service benefit included in net periodic benefit cost, Net-of-tax amount	(13,726)	(14,985)	(14,985)
Net prior service benefit, Pre-tax amount	(23,803)	(23,947)	(22,382)
Net prior service benefit, Tax expense	10,077	8,962	7,602
Net prior service benefit, Net-of-tax amount	(13,726)	(14,985)	(14,780)
Actuarial gain (loss) arising during the period, Pre-tax amount	(99,459)	139,867	(273,853)
Actuarial gain (loss) arising during the period, Tax expense	33,979	(49,300)	100,104
Actuarial gain (loss) arising during the period, Net-of-tax amount	(65,480)	90,567	(173,749)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Pre-tax amount	26,276	39,159	26,422
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Tax expense	(10,437)	(14,963)	(6,782)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost, Net-of-tax amount	15,839	24,196	19,640
Net actuarial gain (loss), Pre-tax amount	(73,183)	179,026	(247,431)
Net actuarial gain (loss), Tax expense	23,542	(64,263)	93,322
Net actuarial gain (loss), Net-of-tax amount	(49,641)	114,763	(154,109)
Net pension liability adjustments, Pre-tax amount	(96,986)	155,079	(269,813)
Net pension liability adjustments, Tax expense	33,619	(55,301)	100,924
Net pension liability adjustments, Net-of-tax amount	(63,367)	99,778	(168,889)
Other comprehensive income (loss), Pre-tax amount	(218,238)	240,625	(491,833)
Other comprehensive income (loss), Tax expense	47,055	(94,480)	144,924
Comprehensive income (loss)	¥ (171,183)	¥ 146,145	¥ (346,909)